FORM N-SAR
                        SEMI-ANNUAL REPORT
                FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:      /    /    (a)
             or fiscal year ending:   12 / 31 / 17 (b)


Is this a transition report?: (Y/N)   N
                                   -------

Is this an amendment to a previous filing? (Y/N)   N
                                                -------

1.   A.   Registrant Name: Olden Lane Trust
     B.   File Number: 811-23043
     C.   Telephone Number: (609) 436-9595



2.   A.   Street: 200 Forrestal Road, Suite 3B
     B.   City: Princeton     C. State: NJ    D. Zip Code: 08540    Zip Ext:
     E.   Foreign Country:  N/A                  Foreign Postal Code: N/A



3.   Is this the first filing on this form by Registrant? (Y/N)           Y
                                                                     --------

4.   Is this the last filing on this form by Registrant? (Y/N)            N
                                                                     --------


5.   Is Registrant a small business investment company (SBIC)?(Y/N)       N
                                                                     --------


6.   Is Registrant a unit investment trust (UIT)?   (Y/N)                 Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]   --------


111. A) Depositor Name: Olden Lane Securities LLC
     B) File Number:  008-69556
     C) City: Princeton          State: NJ  Zip Code: 08540            Zip Ext.:
        Foreign Country: N/A                          Foreign Postal Code:  N/A


112. A) Sponsor Name: Olden Lane Securities LLC
     B) File Number:  008-69556
     C) City: Princeton          State: NJ  Zip Code: 08540            Zip Ext.:
        Foreign Country: N/A                          Foreign Postal Code:  N/A

113. A) Trustee Name: Wilmington Trust, National Association
     B) File Number:
     C) City: Wilmington    State: DE    Zip Code: 19890          Zip Ext.: 0001
        Foreign Country: N/A                  Foreign Postal Code:  N/A


114. A) Principal Underwriter Name: Olden Lane Securities LLC
     B) File Number:  008-69556
     C) City: Princeton          State: NJ  Zip Code: 08540            Zip Ext.:
        Foreign Country: N/A                          Foreign Postal Code:  N/A


115. A) Independent Public Accountant Name: Grant Thornton LLP
     B) City: Chicago            State: IL  Zip Code: 60601            Zip Ext.:
        Foreign Country: N/A                          Foreign Postal Code:  N/A


116.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)     N
                                                                          -----
   B) If 'Y' (Yes), state the number of registered management investment companies in the family:
       (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)


117. a)  Is Registrant a separate account of an insurance company (Y or N)  N
                                                                          -----

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933.               4
                                                                          -----

119.  State the number of new series for which registration statements under
      the Securities Act of 1933 became effective during the period.        6
                                                                          -----

120.  State the total value of the portfolio securities on the date of deposit
      for the new series included in item 119 ($000's omitted)             $997
                                                                          -----

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                    4
                                                                          -----


122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
      current period                                                        2
                                                                          -----

123.  State the total value of the additional units considered in answering
      item 122 ($000's omitted)                                         $21,822
                                                                        -------


124. State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of the units is to be measured on the date they were placed in the
      subsequent series) ($000's omitted)                                   $0
                                                                         -------

125.  State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
      all series of registrant (000's omitted)                             $374
                                                                         -------


126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
      ($000's  omitted)                                                     $0
                                                                         -------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV)in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distribution of realized gains, if any):


------- --------------------------- ----------------- ------------------- -------------------------
                                      Number of Series      Total Assets        Total Income
                                          Investing       ($000's Omitted)      Distributions
                                                                              ($000's Omitted)
------ ---------------------------- ------------------ ------------------- -------------------------
A.      U.S. Treasury Direct                 2                 $11                     -
        issue............
---- ------------------------------ ------------------ ------------------- -------------------------
B.      U.S. Government
        agency............
---- ------------------------------ ------------------ ------------------- -------------------------
C.      State and municipal                  2               $21,328                  $198
        tax-free............
------ ---------------------------- ------------------ ------------------- -------------------------
D.      Public utility debt....
------ ---------------------------- ------------------ ------------------- -------------------------
E.      Brokers or dealers debt
        or debt of brokers' or
        dealers' parent........
------ ---------------------------- ------------------ ------------------- -------------------------
F.      All other corporate
        intermed. & long-term
        debt...................
------ ---------------------------- ------------------ ------------------- -------------------------
G.      All other corporate
        short-term debt........
------ ---------------------------- ------------------ ------------------- -------------------------


------ ---------------------------- ------------------ ------------------- -------------------------
H.      Equity securities of brokers or
        dealers or
        parents of brokers or
        dealers..................
------ ---------------------------- ------------------ ------------------- -------------------------
I.      Investment company equity
        securities...............
------ ---------------------------- ------------------ ------------------- -------------------------
J.      All other equity
        securities..............
------ ---------------------------- ------------------ ------------------- -------------------------
K       Other securities........             2                 $284                    $0
------ ---------------------------- ------------------ ------------------- -------------------------
L.      Total assets of all series of        4               $21,623                  $198
        registrant..............
------ ---------------------------- ------------------ ------------------- -------------------------

128.  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or
      guaranteed by an entity other than the issuer?(Y/N)
                                                                             Y
                                                                          ------
129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                             N
                                                                          ------

      [If the answer is "N" (No), go to item 131.]


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                            $10
                                                                          ------

132.  List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
                                                                       811-23043
                                                                       ---------


133.  If the Registrant has divested itself of securities in accordance with
      Section 13(c) of the Investment Company Act of 1940 following the filing of Form N-SAR and before filing of the current report, disclose the
      following information for each such divested security:                N/A
                                                                          ------

      A. Name of the issuer;

      B. Exchange ticker symbol;

      C. CUSIP number;

      D. Total number of shares or, for debt securities, principal amount divested;

                                               SIGNATURE PAGE


This report is signed on behalf of the Registrant.


City of: Princeton State of:    New Jersey    Date: March 7, 2018



Name of Registrant:       OLDEN LANE TRUST



                                  By: OLDEN LANE SECURITIES LLC



                                  By:      /s/ Michel Serieyssol

                                           Michel Serieyssol

                                           Chief Executive Officer